                            THE COMMERCE FUNDS (TM)

                        THE SHORT-TERM GOVERNMENT FUND
                                 THE BOND FUND
                               THE BALANCED FUND
                          THE GROWTH AND INCOME FUND
                                THE GROWTH FUND
                                THE MIDCAP FUND
                         THE INTERNATIONAL EQUITY FUND

                             INSTITUTIONAL SHARES

                               ----------------

      SUPPLEMENT DATED MAY 29, 1998 TO THE PROSPECTUS DATED MARCH 2, 1998

  Effective May 29, 1998, the sales charge will be removed from Institutional Shares of the Short-Term Government, Bond, Balanced, Growth and Income, Growth, MidCap and International Equity Funds. Therefore, all references to the sales charge in the Institutional Shares Prospectus of the Funds are deleted.

  The Expense Table on page 3 of the Prospectus is deleted and replaced in its entirety with the following:

EXAMPLE: Assume a Fund's annual return is 5% and its expenses are the same as those stated above. For every $1,000 you invest, here's how much you would pay in total expenses if you closed your account after the number of years indicated, assuming redemption at the end of each time period.

                SHORT-TERM               GROWTH AND
                GOVERNMENT BOND BALANCED   INCOME   GROWTH MIDCAP INTERNATIONAL
                   FUND    FUND   FUND      FUND     FUND   FUND   EQUITY FUND
                ---------- ---- -------- ---------- ------ ------ -------------
One Year.......    $ 7     $  9   $ 12      $ 12     $ 11   $ 13      $ 17
Three Years....    $22     $ 27   $ 36      $ 38     $ 35   $ 39      $ 52
Five Years.....    $38     $ 47   $ 62      $ 66     $ 61   $ 68      $ 90
Ten Years......    $85     $105   $137      $145     $135   $149      $195

                                     ****

  The following is to be inserted after the section entitled "Additional Risk Considerations--Other Investment Policies and Risk Considerations" on page 24 of the Prospectus:

YEAR 2000 RISKS

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                                     ****

  The following sentence is added to the end of the second paragraph of the section entitled "Other Information--About the Commerce Funds" on page 46 of the Prospectus:

    "Shares of the Service Class of each Fund and the Institutional Shares of the National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds bear a front-end sales charge of 3.50% (2.00% of the Short-Term Government Fund's Service Shares), whereas Institutional Shares of the Short-Term Government, Bond, Balanced, Growth, Growth and Income, MidCap and International Equity Funds do not bear a sales charge."

                                     ****

  The last sentence of the last paragraph on Page 25 of the Prospectus is deleted in its entirety and replaced with the following:

    "The minimum investment for SEP, SIMPLE IRAS and Section 403(b) tax sheltered annuities is generally $50.00."

                              THE COMMERCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                             INSTITUTIONAL SHARES
                                SERVICE SHARES
                        THE SHORT-TERM GOVERNMENT FUND
                                 THE BOND FUND
                               THE BALANCED FUND
                          THE GROWTH AND INCOME FUND
                                THE GROWTH FUND
                                THE MIDCAP FUND
                         THE INTERNATIONAL EQUITY FUND

                               ----------------

                             INSTITUTIONAL SHARES
                   NATIONAL TAX-FREE INTERMEDIATE BOND FUND
                   MISSOURI TAX-FREE INTERMEDIATE BOND FUND

      SUPPLEMENT DATED MAY 29, 1998 TO PROSPECTUS DATED MARCH 2, 1998, AS
                                 SUPPLEMENTED

  Effective May 29, 1998, the sales charge on Institutional Shares of the Short-Term Government, Bond, Balanced, Growth and Income, Growth, MidCap and International Equity Funds will be removed. Therefore, all references to the sales charge in the Statement of Information are deleted.

  The Tables set forth on Pages 34 and 35 of the Statement of Additional Information are hereby deleted and replaced with the following:

                                     TABLE

                               BOND FUND           BALANCED FUND       GROWTH & INCOME FUND       GROWTH FUND
                         --------------------- ---------------------- ---------------------- ----------------------
                         INSTITUTIONAL SERVICE INSTITUTIONAL SERVICE  INSTITUTIONAL SERVICE  INSTITUTIONAL SERVICE
                         ------------- ------- ------------- -------- ------------- -------- ------------- --------
Net Assets (in 000s)....  $   217,803  $   739  $  105,782   $  1,219  $   45,173   $  2,588  $  343,773   $  5,758
Number of Shares
 Outstanding............   11,207,266   38,047   3,966,282     45,717   2,070,789    118,667   9,953,941    166,880
Net Asset Value Per
 Share..................  $     19.43  $ 19.43  $    26.67   $  26.66  $    21.82   $  21.81  $    34.54   $  34.50
Sales Charge, 3.50
 percent of offering
 price (3.63 percent of
 net asset value per
 share).................          N/A  $  0.70         N/A   $   0.97         N/A   $   0.79         N/A   $   1.25
Offering Price to
 Public.................  $     19.43  $ 20.13  $    26.67   $  27.63  $    21.82   $  22.60  $    34.54   $  35.75

                                                   INTERNATIONAL       NATIONAL     MISSOURI
                              MIDCAP FUND           EQUITY FUND        TAX-FREE     TAX-FREE
                         --------------------- --------------------- INTERMEDIATE INTERMEDIATE
                         INSTITUTIONAL SERVICE INSTITUTIONAL SERVICE  BOND FUND    BOND FUND
                         ------------- ------- ------------- ------- ------------ ------------
Net Assets (in 000s)....  $  112,442   $   658  $   78,273   $   231  $   25,281   $   24,434
Number of Shares
 Outstanding............   3,404,956    19,980   3,541,115    10,449   1,341,115    1,312,685
Net Asset Value Per
 Share..................  $    33.02   $ 32.94  $    22.10   $ 22.06  $    18.85   $    18.61
Sales Charge, 3.50
 percent of offering
 price (3.63 percent of
 net asset value per
 share).................         N/A   $  1.19         N/A   $  0.80  $     0.68   $     0.67
Offering Price to
 Public.................  $    33.02   $ 34.13  $    22.10   $ 22.86  $    19.53   $    19.28

                                                               SHORT-TERM
                                                             GOVERNMENT FUND
                                                          ---------------------
                                                          INSTITUTIONAL SERVICE
                                                          ------------- -------
Net Assets (in 000s).....................................  $   48,840   $   450
Number of Shares Outstanding.............................   2,643,812    24,359
Net Asset Value Per Share................................  $    18.47   $ 18.47
Sales Charge, 2.00 percent of offering
 price (2.04 percent of net asset value per
 share)..................................................         N/A   $  0.38
Offering Price to Public.................................  $    18.47   $ 18.85

                            THE COMMERCE FUNDS(TM)

                        THE SHORT-TERM GOVERNMENT FUND
                                 THE BOND FUND
                               THE BALANCED FUND
                          THE GROWTH AND INCOME FUND
                                THE GROWTH FUND
                                THE MIDCAP FUND
                         THE INTERNATIONAL EQUITY FUND

                                SERVICE SHARES

                               ----------------

      SUPPLEMENT DATED MAY 29, 1998 TO THE PROSPECTUS DATED MARCH 2, 1998

  The following is to be inserted after the section entitled "Additional Risk Considerations--Other Investment Policies and Risk Considerations on page 23 of the Prospectus:"

  YEAR 2000 RISKS

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                               *    *    *    *

  The following sentence is added to the end of the second paragraph of the section entitled "Other Information--About the Commerce Funds" on page 45 of the Prospectus:

    "Shares of the Service Class of each Fund and the Institutional Shares of the National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds bear a front-end sales charge of 3.50% (2.00% of the Short-Term Government Fund's Service Shares), whereas Institutional Shares of the Short-Term Government, Bond, Balanced, Growth, Growth and Income, MidCap and International Equity Funds do not bear a sales charge."

                               *    *    *    *

  The last sentence of the last paragraph on Page 24 of the Prospectus is deleted in its entirety and replaced with the following:

  "The minimum investment for SEP, SIMPLE IRAs and Section 403(b) tax sheltered annuities is generally $50.00."

                            THE COMMERCE FUNDS(TM)

                 THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
                 THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

                             INSTITUTIONAL SHARES

                               ----------------

      SUPPLEMENT DATED MAY 29, 1998 TO THE PROSPECTUS DATED MARCH 2, 1998

  The following is to be inserted after the section entitled "Additional Risk Considerations--Other Investment Policies and Risk Considerations on page 7 of the Prospectus:"

  YEAR 2000 RISKS

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                               *    *    *    *

  Effective April 17, 1998, Scott Colbert has replaced Craig Macpherson as the day-to-day manager of the Funds' investments. The second paragraph of the section entitled "Service Providers--More about the Advisor" on page 23 of the Prospectus is hereby deleted and replaced in its entirety with the following:

    Scott Colbert, CFA and Vice President, is the person primarily responsible for the day-to-day management of each Fund's investments. Mr. Colbert joined the Investment Management Group of Commerce Bank, N.A. in 1993. He served as portfolio manager for ARMCO Investment Management, Inc. from 1987-1993, managing fixed-income investments for employee benefit, insurance and endowment funds.